Consolidated Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	₪ 46,466	₪ 78,318
Deposits and restricted cash	2,034	1,316
Trade receivables, net	21,177	51,846
Other receivables	138,796	134,660
Inventory	108,007	120,305
Biological assets	57	5,023
Financial assets measured at fair value through profit or loss	209	333
Non-current assets
Other receivables	4,790	423
Property, plant and equipment and right-of-use assets	102,812	105,244
Goodwill	219,192	224,594
Deferred tax assets	45,989	38,365
Financial assets measured at fair value through profit or loss	122	2,147
Investment in associate and loans	901
Total Non-current assets	373,806	370,773
Total assets	690,552	762,574
Current liabilities
Short term loans and current maturities	88,802	69,435
Trade payables	68,144	77,540
Other payables	43,453	41,809
Contingent consideration	2,966	3,966
Short term loan from controlling shareholder	11,000
Financial liability with respect to shares and warrants to be issued		34,000
Total Current liabilities	214,365	226,750
Non-current liabilities
Long term loans	59,460	113,979
Liabilities in respect of employee benefits	881	973
Lease liability	19,489	23,201
Total Non-current liabilities	79,830	138,153
Total liabilities	294,195	364,903
Equity
Share capital, premium and other reserves	675,596	658,599
Capital reserve for transactions with controlling shareholder	2,388	2,388
Capital reserve for transactions with non-controlling interests	13,561	13,561
Receipts on account of warrants	19,591
Accumulated losses	(314,615)	(277,579)
Equity attributable to owners of the Company	396,521	396,969
Non-controlling interests	(164)	702
Total equity	396,357	397,671
Total equity and liabilities	₪ 690,552	₪ 762,574